Goodwill (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 668,151	$ 426,568	$ 267,668
Acquired goodwill	130,292
Measurement period adjustments	293 [1]	240,755	158,410
Effect of foreign currency exchange rate changes	(2,518)	828	490
Ending balance	796,218	668,151	$ 426,568
2020 Acquisitions
Goodwill [Roll Forward]
Beginning balance	240,755
Measurement period adjustments	$ 300
Ending balance		$ 240,755

[1]	The $0.3 million of measurement period adjustments relate to acquisitions consummated during the year ended December 31, 2020